Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employees and Directors Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	11,497,120	11,993,120
Granted		50,000
Expired	(2,008,000)	(546,000)
Options Outstanding at end of year	9,489,120	11,497,120
Exercisable at end of period	9,489,120	11,497,120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 0.43	$ 0.43
Granted		$ 0.09
Expired	$ 0.53	$ 0.52
Weighted average exercise price Outstanding at end of year	$ 0.41	$ 0.43
Weighted average exercise price of options exercisable at end of period	$ 0.41	$ 0.43
Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	4,781,599	4,785,599
Granted		150,000
Expired	(644,000)	(154,000)
Options Outstanding at end of year	4,137,599	4,781,599
Exercisable at end of period	4,132,399	4,776,399
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 0.49	$ 0.49
Granted		$ 0.25
Expired	$ 0.57	$ 0.32
Weighted average exercise price Outstanding at end of year	$ 0.46	$ 0.49
Weighted average exercise price of options exercisable at end of period	$ 0.46	$ 0.46